Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
cost of revenues	$ 789,071	$ 654,582	$ 508,469
Inventory write-down	$ 9,448	$ 11,919	$ 25,447